Schedule of Reconciliation of U.S Federal Statutory Tax and Effective Amount and Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S federal statutory tax rate	$ (1,084)
Changes in valuation allowances	1,018
Nontaxable or nondeductible items : Stock-based compensation	63
Nontaxable or nondeductible items : Other	3
Provision for (benefit from) taxes
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S federal statutory tax rate, effective percent	21.00%	21.00%
Changes in valuation allowance, percent	(19.70%)	(21.00%)
Nontaxable or nondeductible items : Stock-based compensation, percent	(1.20%)	(7.70%)
Nontaxable or nondeductible items : Other, percent	(0.10%)
Effective tax rate, percent